John Hancock Funds II

Global Absolute Return Strategies Fund

Supplement dated 7-19-13 to the current Prospectus

The following information supplements and supersedes any information to the contrary relating to Global Absolute Return Strategies Fund (the “Fund”), a series of John Hancock Funds II, contained in the Prospectus.

Effective immediately, Euan Munro is no longer a portfolio manager of the Fund. Guy Stern will continue to serve as portfolio manager of the Fund. All references and information relating to Euan Munro are hereby deleted.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Global Absolute Return Strategies Fund

Supplement dated July 19, 2013 to the current Statement of Additional Information

The following information supplements and supersedes any information to the contrary relating to Global Absolute Return Strategies Fund (the “Fund”), a series of John Hancock Funds II, contained in the Appendix B to the Statement of Additional Information.

Effective immediately, Euan Munro is no longer a portfolio manager of the Fund. Guy Stern will continue to serve as portfolio manager of the Fund. All references and information relating to Euan Munro are hereby deleted.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.